UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Courtney R. Taylor

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American High-Income Trust® Semi-annual report for the six months ended March 31, 2014

American High-Income Trust seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2014:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	2.42%	15.38%	6.80%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.66% for Class A shares as of the prospectus dated December 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investors who have maintained their high-yield holdings over the long run have been rewarded.

Fellow investors:

Low interest rates, liquidity in the credit markets and investor thirst for yield helped produce solid returns for high-yield bond markets throughout the six-month period ended March 31, 2014.

For the period, American High-Income Trust reported a total return of 5.34%, assuming the reinvestment of monthly dividends of approximately 35 cents a share. Shareholders who reinvested dividends received an income return of 3.09%. Those who elected to take their dividends in cash received an income return of 3.05%, and saw the value of their holdings increase by 2.23%.

By comparison, the Lipper High Yield Funds Index, a benchmark of similar funds, posted a total return of 6.46%. Also, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, a non-investment-grade debt index that limits the maximum exposure of any one issuer to 2%, returned 6.66%. The latter index is unmanaged and, therefore, has no expenses.

Results at a glance

For periods ended March 31, 2014, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/19/88)

American High-Income Trust (Class A shares)	5.34%	6.44%	16.26%	7.21%	8.57%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index*	6.66	7.53	18.14	8.67	—
Lipper High Yield Funds Index	6.46	7.48	16.90	7.28	7.29

*	This market index did not exist prior to December 31, 1992. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

American High-Income Trust	1

The six months in review

The economic picture has been mixed with signs of growth in jobs and GDP, but also with periodic setbacks. The Federal Reserve’s actions have reflected recent ambivalence. Over the past six months, the central bank delayed its initial plan to “taper” its monthly purchase of Treasury and mortgage-backed bonds, and then shifted course by following through with the plan.

The credit markets continued to experience significant levels of new supply as companies seek to take advantage of lower borrowing costs and extend their maturities. Although some observers think covenants (protections for bondholders) are weaker, recapitalizing companies with untoward amounts of debt seems muted to others, rendering the environment fairly benign for lenders. Our view is that most of the new corporate debt issuance locks in lower rates rather than just layers additional debt onto companies.

Besides high-yield corporate bonds, the fund has had between 5% and 10% of its portfolio invested in emerging markets debt. Though stable for most of the six-month period, emerging markets experienced a hiccup in January when the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index dropped 4.63%. Concerns about China’s slowing economy were one cause, since China is such a heavy importer of natural resources from emerging economies. Additionally, the emerging markets economies have sputtered in response to the Fed’s taper, as they are dependent upon the still-fragile economies of the West.

While the international exposure, the allocation to loans and around 6% in cash have caused relative underperformance, the fund’s absolute returns have been strong, given the thirst for yield among investors buoying the high-yield sector. (Bank loans are a form of high-yield debt that often pays less than plain high-yield bonds, but whose income to lenders “floats” or changes as interest rates move.) Ultimately, the cash may come in handy as better prices emerge.

A long-term perspective

U.S. GDP growth has been tepid but stable, and unemployment, though considerably down from its high, has proven more persistent than in previous recoveries. Additionally, middle-class median household income appears to be

2	American High-Income Trust

stagnant. Nevertheless, slow, but stable, growth and low interest rates have produced a favorable environment for high-yield investors.

Given this economic backdrop and several years of strong returns, our investment managers are taking a cautious view of the market. Spreads (the difference in yield between high-yield bonds and safer U.S. Treasury bonds) are historically below average, and volatility should be expected in the high-yield market. Still, it is important to remember that investors who have maintained their high-yield investments have been rewarded. Despite ups and downs, investors in the fund have enjoyed a 7.21% average annual total return for the past decade and an 8.57% average annual total return since the fund’s inception in early 1988.

As always, we appreciate your continued support and long-term investment perspective.

Sincerely,

David C. Barclay
President

May 14, 2014

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of April 30, 2014, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 4.31%. The fund’s 12-month distribution rate for Class A shares as of that date was 5.85%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

American High-Income Trust	3

Summary investment portfolio March 31, 2014	unaudited

Portfolio by type of security	Percent of net assets

Bonds, notes & other debt instruments 87.86%	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds & notes 84.40%
Telecommunication services 15.28%
Sprint Nextel Corp.:
7.00% 2020	$163,785	$179,345
6.00%–11.50% 2016–2022[1]	143,565	178,426
Sprint Corp.:
7.25% 2021[1]	107,425	117,496
7.875% 2023[1]	83,375	91,921	2.90%
Clearwire Communications and Clearwire Finance, Inc.
14.75% 2016[1]	13,650	18,137
Sprint Capital Corp. 6.90%–8.75% 2019–2032	16,250	17,920
MetroPCS Wireless, Inc.:
6.25% 2021	137,025	145,418
6.625% 2023	150,000	159,750
T-Mobile US, Inc.:			2.09
6.542% 2020	83,850	90,558
6.731% 2022	36,600	39,345
NII Capital Corp.:
11.375% 2019[1]	191,970	136,299
7.625%–10.00% 2016–2021[1]	622,377	267,685	1.94
Wind Acquisition SA:
11.75% 2017[1]	140,330	148,048
7.25% 2018[1]	99,960	105,821	1.73
7.375%–11.75% 2017–2018	€73,005	106,244
Digicel Group Ltd.:
8.25% 2020[1]	$104,275	111,835
6.00% 2021[1]	97,092	99,519	1.42
7.125%–10.50% 2018–2022[1]	81,475	83,131
Frontier Communications Corp. 7.125%–9.25% 2018–2024	259,916	293,199	1.41

4	American High-Income Trust

	Principal amount (000)	Value (000)	Percent of net assets
Intelsat Jackson Holding Co.:
6.625% 2022[1]	$183,835	$192,108
6.625%–7.25% 2020–2022	52,975	56,729	1.23%
Intelsat Luxembourg Holding Co. 6.75% 2018[1]	7,600	8,075
LightSquared, Term Loan B, 12.00% 2014[2,3,4,5]	144,713	172,932	.83
Cricket Communications, Inc. 7.75% 2020	106,036	121,385	.58
Trilogy International Partners, LLC 10.25% 2016[1]	103,240	106,595	.51
Other securities		132,316	.64
		3,180,237	15.28

Consumer discretionary 14.02%
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	112,100	117,705	.56
Boyd Gaming Corp. 9.125% 2018	82,070	89,374	.43
Needle Merger Sub Corp. 8.125% 2019[1]	83,905	87,471	.42
Other securities		2,624,230	12.61
		2,918,780	14.02

Health care 12.61%
Kinetic Concepts, Inc.:
Term Loan E1, 4.00% 2018[4,5,6]	19,651	19,734
10.50% 2018	169,500	195,773	1.66
12.50% 2019	111,702	130,971
inVentiv Health Inc.:
9.00% 2018[1]	172,065	183,249
11.00% 2018[1]	116,915	108,439	1.65
11.00% 2018[1]	55,390	51,513
Forest Laboratories, Inc.:
5.00% 2021[1]	165,608	175,544
4.375%–4.875% 2019–2021[1]	89,105	93,965	1.30
Select Medical Holdings Corp. 6.375% 2021	92,610	94,462	.45
VWR Funding, Inc. 7.25% 2017	86,904	93,856	.45
Other securities		1,477,346	7.10
		2,624,852	12.61

Industrials 11.09%
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	152,692	161,472	.78
CEVA Group PLC:
Term Loan B, 6.50% 2021[4,5,6]	58,475	58,365
4.00%–9.00% 2018–2021[1]	70,825	69,345	.61
Jeld-Wen Escrow Corp. 12.25% 2017[1]	83,760	93,392	.45
Euramax International, Inc. 9.50% 2016	86,715	88,016	.42
Other securities		1,837,528	8.83
		2,308,118	11.09

American High-Income Trust	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds & notes (continued)
Materials 7.78%
First Quantum Minerals Ltd.:
6.75% 2020[1]	$138,162	$140,580
7.00% 2021[1]	143,912	147,150	1.38%
Reynolds Group Inc.:
5.75% 2020	150,495	158,396	1.11
7.125%–9.875% 2019	65,270	72,829
JMC Steel Group Inc. 8.25% 2018[1]	138,715	142,356	.69
FMG Resources 6.00% 2017[1]	97,317	102,730	.49
Other securities		854,523	4.11
		1,618,564	7.78

Energy 7.58%
Samson Investment Co. 10.50% 2020[1]	134,965	147,787	.71
NGPL PipeCo LLC 9.625% 2019[1]	107,990	115,819	.56
Peabody Energy Corp. 6.00% 2018	97,415	102,651	.49
PDC Energy Inc. 7.75% 2022	91,575	100,733	.48
Other securities		1,110,938	5.34
		1,577,928	7.58

Information technology 6.69%
First Data Corp.:
11.75% 2021	198,950	209,892
12.625% 2021	118,046	141,065	2.40
6.75%–8.75% 2019–2022[1,3,6]	59,979	65,286
First Data Holdings, Inc. 14.50% 2019[1,3]	87,650	82,729
SRA International, Inc.:
Term Loan B, 6.50% 2018[4,5,6]	128,273	128,914
11.00% 2019	75,612	79,960	1.00
Dell, Inc. Term Loan B, 4.50% 2020[4,5,6]	90,523	90,025	.43
Other securities		594,972	2.86
		1,392,843	6.69

Financials 5.63%
Realogy Corp.:
7.875% 2019[1]	139,365	151,037
3.375%–9.00% 2016–2020[1]	63,835	68,755	1.10
4.50% 2016–2020[4,5,6]	9,111	9,123
Crescent Resources 10.25% 2017[1]	102,170	115,197	.56
Other securities		826,954	3.97
		1,171,066	5.63

Consumer staples 2.11%
Other securities		438,709	2.11

Utilities 1.61%
Other securities		335,207	1.61

Total corporate bonds & notes		17,566,304	84.40

6	American High-Income Trust

	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 0.73%
U.S. Treasury 0.25%–6.25% 2015–2023[7]	$134,200	$152,154	.73%

Other bonds & notes 2.73%
Other securities		568,521	2.73

Total bonds, notes & other debt instruments (cost: $17,580,525,000)		18,286,979	87.86

Convertible securities 1.67%	Shares or principal amount
Industrials 0.51%
CEVA Group PLC, Series A-2, 2.226% convertible preferred[8,9]	21,062	26,854
CEVA Group PLC, Series A-1, 3.226% convertible preferred[8]	47,121	80,106	.51
		106,960	.51

Telecommunication services 0.04%
Clearwire Corp. 8.25% convertible notes 2040[1]	$7,722,000	8,987	.04

Other 1.12%
Other securities		232,511	1.12

Total convertible securities (cost: $281,238,000)		348,458	1.67

Preferred securities 0.80%
Financials 0.80%
Other securities		166,515	.80

Total preferred securities (cost: $153,091,000)		166,515	.80

Common stocks 1.85%	Shares
Industrials 0.67%
CEVA Group PLC[1,8,10]	59,168	75,439	.36
Other securities		63,399	.31
		138,838	.67

Consumer discretionary 0.66%
Cooper-Standard Holdings Inc.[10,11]	1,671,343	118,080	.57
Other securities		19,353	.09
		137,433	.66

Other 0.52%
Other securities		108,558	.52

Total common stocks (cost: $356,384,000)		384,829	1.85

American High-Income Trust	7

Warrants 0.01%		Value (000)	Percent of net assets
Other 0.01%
Other securities		$2,231	.01%

Total warrants (cost: $5,447,000)		2,231	.01

Short-term securities 7.76%	Principal amount (000)
Federal Home Loan Bank 0.05%–0.115% due 4/11–7/16/2014	$233,825	233,807	1.12
Fannie Mae 0.075%–0.11% due 6/2–10/27/2014	209,550	209,491	1.01
U.S. Treasury Bills 0.057%–0.108% due 4/17–4/24/2014	173,500	173,495	.83
Abbott Laboratories 0.06%–0.10% due 4/21–5/28/2014[1]	165,000	164,991	.79
Freddie Mac 0.10%–0.15% due 5/5–10/20/2014	157,400	157,339	.76
Coca-Cola Co. 0.10%–0.12% due 5/13–7/7/2014[1]	103,200	103,186	.50
National Rural Utilities Cooperative Finance Corp. 0.09%–0.10% due 4/9–4/30/2014	96,400	96,396	.46
Other securities		477,349	2.29

Total short-term securities (cost: $1,615,970,000)		1,616,054	7.76
Total investment securities (cost: $19,992,655,000)		20,805,066	99.95
Other assets less liabilities		9,702	.05

Net assets		$20,814,768	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

8	American High-Income Trust

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $317,569,000 over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 3/31/2014 (000)
Sales:
Euros	4/8/2014	JPMorgan Chase	$61,806	€45,000	$(186)
Euros	4/14/2014	Bank of America, N.A.	$7,902	€5,700	50
Euros	4/15/2014	UBS AG	$28,132	€20,275	201
Euros	4/17/2014	Citibank	$97,571	€70,300	726
Euros	4/24/2014	HSBC Bank	$16,129	€11,700	11
Euros	4/28/2014	Citibank	$12,427	€9,000	29
Euros	4/30/2014	UBS AG	$20,264	€14,750	(55)
					$776

Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $59,222,000 over the prior nine-month period.

Centrally cleared credit default swaps on credit indices — sell protection

Referenced index	Receive fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation at 3/31/2014 (000)
CDX North American High Yield Index Series 21	5.00%	12/20/2018	$150,000	$1,276

American High-Income Trust	9

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2014, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Interest income (000)	Value of affiliates at 3/31/2014 (000)
Cooper-Standard Holdings Inc.[10]	1,238,538	432,805	—	1,671,343	$—	$118,080
Cooper-Standard Holdings Inc., warrants, expire 2017[10]	196,935	—	148,524	48,411	—	2,130
Cooper-Standard Holdings Inc. 7.00% convertible preferred	99,687	—	99,687	—	—	—
Rotech Healthcare Inc., Term Loan, 13.00% 2020[3,4,5,6,8]	$43,908,783	$2,461,975	—	$46,370,758	2,929	46,371
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[4,5,6,8]	$25,900,000	—	$129,500	$25,770,500	719	25,770
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[4,5,6,8]	$20,825,000	—	—	$20,825,000	1,053	20,825
Rotech Healthcare Inc.[8,10]	1,916,275	1	—	1,916,276	—	17,726
Revel Entertainment, Term Loan B, 14.50% 2018[3,4,5,6,8]	$74,061,406	$8,542,775	$365,625	$82,238,556	3,426	25,494
Revel Entertainment, Term Loan B, 10.00% 2015[3,4,5,6,8]	—	$14,414,684	—	$14,414,684	487	14,415
Revel AC, Inc. (CVR)[8,9,10]	43,088,200	—	—	43,088,200	—	539
Revel AC, Inc.[8,9,10]	908,183	—	—	908,183	—	—
American Media, Inc.[1,8,10]	1,122,345	—	—	1,122,345	—	6,049
					$8,614	$277,399

10	American High-Income Trust

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $8,649,835,000, which represented 41.56% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $1,773,470,000, which represented 8.52% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	A portion of a security within this range was pledged as collateral. The total value of pledged collateral was $8,354,000, which represented .04% of the net assets of the fund.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $372,583,000, which represented 1.79% of the net assets of the fund.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.226% convertible preferred	5/2/2013	$20,349	$26,854	.13%
Revel AC, Inc. (CVR)	2/15/2011–3/15/2013	7,796	539	.00
Revel AC, Inc.	2/14/2011–1/10/2012	45,288	—	.00
Other restricted securities	7/11/2011–12/31/2012	43,602	20,841	.10
Total restricted securities		$117,035	$48,234	.23%

[10]	Security did not produce income during the last 12 months.
[11]	Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviation and symbol

CVR = Contingent Value Rights

€ = Euros

See Notes to Financial Statements

American High-Income Trust	11

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $19,648,026)	$20,527,667
Affiliated issuers (cost: $344,629)	277,399	$20,805,066
Cash		2,472
Unrealized appreciation on open forward currency contracts		1,017
Receivables for:
Sales of investments	272,855
Sales of fund’s shares	31,249
Variation margin on credit default swaps	156
Dividends and interest	361,197	665,457
		21,474,012
Liabilities:
Unrealized depreciation on open forward currency contracts		241
Payables for:
Purchases of investments	597,661
Repurchases of fund’s shares	42,751
Dividends on fund’s shares	6,254
Investment advisory services	4,714
Services provided by related parties	7,125
Trustees’ deferred compensation	280
Other	218	659,003
Net assets at March 31, 2014		$20,814,768

Net assets consist of:
Capital paid in on shares of beneficial interest		$20,634,898
Distributions in excess of net investment income		(35,920)
Accumulated net realized loss		(598,863)
Net unrealized appreciation		814,653
Net assets at March 31, 2014		$20,814,768

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (1,814,387 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$14,696,119	1,281,035	$11.47
Class B	120,981	10,546	11.47
Class C	1,315,510	114,671	11.47
Class F-1	1,367,409	119,195	11.47
Class F-2	1,155,752	100,745	11.47
Class 529-A	374,151	32,614	11.47
Class 529-B	8,211	716	11.47
Class 529-C	139,137	12,128	11.47
Class 529-E	20,676	1,802	11.47
Class 529-F-1	25,636	2,235	11.47
Class R-1	24,651	2,149	11.47
Class R-2	231,612	20,189	11.47
Class R-3	307,217	26,779	11.47
Class R-4	238,802	20,816	11.47
Class R-5	206,673	18,015	11.47
Class R-6	582,231	50,752	11.47

See Notes to Financial Statements

12	American High-Income Trust

Statement of operations	unaudited
for the six months ended March 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $3; also includes $8,614 from affiliates)	$683,933
Dividends	14,115	$698,048

Fees and expenses*:
Investment advisory services	28,387
Distribution services	28,878
Transfer agent services	12,128
Administrative services	2,189
Reports to shareholders	633
Registration statement and prospectus	368
Trustees’ compensation	110
Auditing and legal	96
Custodian	144
Other	377	73,310
Net investment income		624,738

Net realized gain and unrealized appreciation on investments, forward currency contracts, credit default swaps and currency:
Net realized gain (loss) on:
Investments (includes $3,879 net gain from affiliates)	255,876
Forward currency contracts	(8,257)
Credit default swaps	140
Currency transactions	(1,285)	246,474
Net unrealized appreciation on:
Investments	178,074
Forward currency contracts	5,182
Credit default swaps	1,276
Currency translations	125	184,657
Net realized gain and unrealized appreciation on investments, forward currency contracts, credit default swaps and currency		431,131

Net increase in net assets resulting from operations		$1,055,869

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American High-Income Trust	13

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	March 31,	September 30,
	2014*	2013
Operations:
Net investment income	$624,738	$1,291,104
Net realized gain on investments, forward currency contracts, credit default swaps and currency transactions	246,474	21,905
Net unrealized appreciation on investments, forward currency contracts, credit default swaps, and currency translations	184,657	66,746
Net increase in net assets resulting from operations	1,055,869	1,379,755

Dividends paid or accrued to shareholders from net investment income	(609,113)	(1,319,459)

Net capital share transactions	331,041	168,005

Total increase in net assets	777,797	228,301

Net assets:
Beginning of period	20,036,971	19,808,670
End of period (including distributions in excess of net investment income: $(35,920) and $(51,545), respectively)	$20,814,768	$20,036,971

* Unaudited.

See Notes to Financial Statements

14	American High-Income Trust

Notes to financial statements	unaudited

1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain None redemptions within one year of purchase without an initial sales charge)
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American High-Income Trust	15

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the

16	American High-Income Trust

fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American High-Income Trust	17

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are

18	American High-Income Trust

also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$17,421,915	$144,389	$17,566,304
U.S. Treasury bonds & notes	—	152,154	—	152,154
Other bonds & notes	—	568,521	—	568,521
Convertible securities	79,533	268,925	—	348,458
Preferred securities	26,527	139,988	—	166,515
Common stocks	263,696	75,503	45,630	384,829
Warrants	2,130	—	101	2,231
Short-term securities	—	1,616,054	—	1,616,054
Total	$371,886	$20,243,060	$190,120	$20,805,066

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,017	$—	$1,017
Unrealized appreciation on credit default swaps	—	1,276	—	1,276
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(241)	—	(241)
Total	$—	$2,052	$—	$2,052

*	Forward currency contracts and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described on the following page.

American High-Income Trust	19

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

20	American High-Income Trust

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met, or in the case of certain loans, may obligate the fund to lend additional sums based upon the terms of the loan agreement. As of March 31, 2014, the fund’s maximum exposure of unfunded bond and loan commitments was $936,000, which would represent less than 0.01% of the net assets of the fund should such commitments become due.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDX”) which involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. Credit default swap indices are used to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

American High-Income Trust	21

CDX is a portfolio of credit instruments or exposures designed to be representative of some part of the credit market, such as the high yield or investment grade credit market. CDX are generally traded using standardized terms including a fixed spread and standard maturity dates and references all the names in the index. If there is a credit event it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index and will be settled based upon the relative weighting of the affected obligation(s) within the index.

Upon entering into a centrally cleared CDX contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities, or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the centrally cleared swaps and records variation margin on swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts and credit default swaps as of March 31, 2014 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$1,017	Unrealized depreciation on open forward currency contracts	$(241)
Credit default swaps	Variation margin on credit default swaps	156	Variation margin on credit default swaps	—
		$1,173		$(241)

22	American High-Income Trust

	Net realized (loss) gain		Net unrealized appreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized loss on forward currency contracts	$(8,257)	Net unrealized appreciation on forward currency contracts	$5,182
Credit default swaps	Net realized gain on credit default swaps	140	Net unrealized appreciation on credit default swaps	1,276
		$(8,117)		$6,458

Collateral — The fund has entered into a collateral program due to its use of forward currency contracts and interest rate swaps. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the forward currency contract collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. For credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty are settled net of each party’s payment obligation. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty, including those that are subject to potential offset on the statement of assets and liabilities as of March 31, 2014 (dollars in thousands):

	Gross amounts recognized in	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$50	$—	$—	$—	$50
Citibank	755	—	(755)	—	—
HSBC Bank	11	—	—	—	11
UBS AG	201	(55)	(146)	—	—
	$1,017	$(55)	$(901)	$—	$61
Liabilities:
JPMorgan Chase	$186	$—	$(178)	$—	$8
UBS AG	55	(55)	—	—	—
	$241	$(55)	$(178)	$—	$8

* Non-cash collateral is shown on a settlement basis.

American High-Income Trust	23

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities and tax authorities outside the U.S. for tax years before 2008.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2013, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$37,909
Capital loss carryforward expiring 2018*	(607,968)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

24	American High-Income Trust

As of March 31, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$1,362,667
Gross unrealized depreciation on investment securities	(752,092)
Net unrealized appreciation on investment securities	610,575
Cost of investment securities	20,194,491

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2014	Year ended September 30, 2013
Class A	$433,988	$938,643
Class B	3,486	10,084
Class C	34,527	81,420
Class F-1	40,952	95,595
Class F-2	34,792	66,875
Class 529-A	10,803	23,079
Class 529-B	229	645
Class 529-C	3,493	7,565
Class 529-E	573	1,224
Class 529-F-1	749	1,472
Class R-1	633	1,466
Class R-2	5,954	13,541
Class R-3	8,739	20,166
Class R-4	7,014	15,260
Class R-5	6,611	18,575
Class R-6	16,570	23,849
Total	$609,113	$1,319,459

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.135% on such assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50 million. For the six months ended March 31, 2014, the investment advisory services fee was $28,387,000, which was equivalent to an annualized rate of 0.278% of average daily net assets.

American High-Income Trust	25

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

26	American High-Income Trust

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. For the six months ended March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended March 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$16,750	$8,680	$719	Not applicable
Class B	657	84	Not applicable	Not applicable
Class C	6,570	806	329	Not applicable
Class F-1	1,710	786	342	Not applicable
Class F-2	Not applicable	574	279	Not applicable
Class 529-A	399	185	91	$177
Class 529-B	44	5	2	4
Class 529-C	670	75	34	66
Class 529-E	50	5	5	10
Class 529-F-1	—	12	6	12
Class R-1	121	15	6	Not applicable
Class R-2	849	470	57	Not applicable
Class R-3	767	256	77	Not applicable
Class R-4	291	119	58	Not applicable
Class R-5	Not applicable	51	53	Not applicable
Class R-6	Not applicable	5	131	Not applicable
Total class-specific expenses	$28,878	$12,128	$2,189	$269

American High-Income Trust	27

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $110,000 in the fund’s statement of operations includes $72,000 in current fees (either paid in cash or deferred) and a net increase of $38,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2014

Class A	$1,075,915	94,442	$416,825	36,549	$(1,291,150)	(113,407)	$201,590	17,584
Class B	4,354	383	3,398	298	(32,548)	(2,860)	(24,796)	(2,179)
Class C	116,356	10,215	32,820	2,878	(192,555)	(16,921)	(43,379)	(3,828)
Class F-1	188,603	16,566	41,112	3,605	(310,812)	(27,325)	(81,097)	(7,154)
Class F-2	491,939	43,197	31,267	2,742	(324,478)	(28,517)	198,728	17,422
Class 529-A	31,152	2,736	11,030	967	(33,195)	(2,917)	8,987	786
Class 529-B	436	38	234	21	(2,223)	(195)	(1,553)	(136)
Class 529-C	14,376	1,262	3,571	313	(14,155)	(1,244)	3,792	331
Class 529-E	2,047	180	584	51	(2,082)	(183)	549	48
Class 529-F-1	3,844	338	761	67	(3,012)	(265)	1,593	140
Class R-1	2,588	227	639	56	(3,409)	(299)	(182)	(16)
Class R-2	30,864	2,709	6,060	531	(41,394)	(3,638)	(4,470)	(398)
Class R-3	43,995	3,864	8,905	780	(62,452)	(5,484)	(9,552)	(840)
Class R-4	43,593	3,829	7,164	628	(46,966)	(4,123)	3,791	334
Class R-5	29,387	2,581	6,731	590	(57,957)	(5,106)	(21,839)	(1,935)
Class R-6	126,691	11,113	16,083	1,409	(43,895)	(3,849)	98,879	8,673
Total net increase (decrease)	$2,206,140	193,680	$587,184	51,485	$(2,462,283)	(216,333)	$331,041	28,832

28	American High-Income Trust

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2013

Class A	$2,628,077	231,117	$865,506	76,269	$(3,177,929)	(280,061)	$315,654	27,325
Class B	14,865	1,310	9,316	821	(87,131)	(7,673)	(62,950)	(5,542)
Class C	299,510	26,331	74,224	6,541	(467,704)	(41,180)	(93,970)	(8,308)
Class F-1	501,778	44,190	92,834	8,181	(765,689)	(67,708)	(171,077)	(15,337)
Class F-2	695,858	61,502	57,121	5,032	(724,709)	(63,918)	28,270	2,616
Class 529-A	65,681	5,777	22,694	2,000	(73,179)	(6,451)	15,196	1,326
Class 529-B	1,145	101	632	56	(5,599)	(494)	(3,822)	(337)
Class 529-C	26,987	2,374	7,432	655	(30,484)	(2,686)	3,935	343
Class 529-E	4,041	355	1,202	106	(4,477)	(395)	766	66
Class 529-F-1	8,055	708	1,444	127	(5,578)	(491)	3,921	344
Class R-1	7,445	655	1,409	124	(9,393)	(831)	(539)	(52)
Class R-2	75,232	6,617	13,237	1,166	(89,731)	(7,900)	(1,262)	(117)
Class R-3	149,922	13,184	19,732	1,739	(211,854)	(18,746)	(42,200)	(3,823)
Class R-4	79,556	7,001	15,002	1,322	(97,263)	(8,571)	(2,705)	(248)
Class R-5	90,198	7,936	18,090	1,593	(177,028)	(15,537)	(68,740)	(6,008)
Class R-6	333,949	29,459	22,878	2,017	(109,299)	(9,643)	247,528	21,833
Total net increase (decrease)	$4,982,299	438,617	$1,222,753	107,749	$(6,037,047)	(532,285)	$168,005	14,081

* Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,174,797,000 and $6,554,751,000, respectively, during the six months ended March 31, 2014.

American High-Income Trust	29

Financial highlights

			Income from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 3/31/2014[4,5]	$11.22	$.35	$.24	$.59
	Year ended 9/30/2013	11.18	.72	.06	.78
	Year ended 9/30/2012	10.36	.78	.86	1.64
	Year ended 9/30/2011	11.13	.85	(.74)	.11
	Year ended 9/30/2010	10.29	.89	.78	1.67
	Year ended 9/30/2009	10.01	.83	.33	1.16
Class B:	Six months ended 3/31/2014[4,5]	11.22	.31	.24	.55
	Year ended 9/30/2013	11.18	.63	.06	.69
	Year ended 9/30/2012	10.36	.70	.86	1.56
	Year ended 9/30/2011	11.13	.77	(.74)	.03
	Year ended 9/30/2010	10.29	.80	.78	1.58
	Year ended 9/30/2009	10.01	.76	.33	1.09
Class C:	Six months ended 3/31/2014[4,5]	11.22	.31	.24	.55
	Year ended 9/30/2013	11.18	.63	.06	.69
	Year ended 9/30/2012	10.36	.70	.86	1.56
	Year ended 9/30/2011	11.13	.76	(.74)	.02
	Year ended 9/30/2010	10.29	.80	.78	1.58
	Year ended 9/30/2009	10.01	.76	.33	1.09
Class F-1:	Six months ended 3/31/2014[4,5]	11.22	.35	.24	.59
	Year ended 9/30/2013	11.18	.71	.06	.77
	Year ended 9/30/2012	10.36	.78	.86	1.64
	Year ended 9/30/2011	11.13	.85	(.74)	.11
	Year ended 9/30/2010	10.29	.88	.78	1.66
	Year ended 9/30/2009	10.01	.83	.33	1.16
Class F-2:	Six months ended 3/31/2014[4,5]	11.22	.36	.24	.60
	Year ended 9/30/2013	11.18	.74	.06	.80
	Year ended 9/30/2012	10.36	.81	.86	1.67
	Year ended 9/30/2011	11.13	.88	(.74)	.14
	Year ended 9/30/2010	10.29	.91	.78	1.69
	Year ended 9/30/2009	10.01	.81	.37	1.18

30	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.34)	$11.47	5.34%	$14,696	.66%[6]		.66%[6]		6.19%[6]
(.74)	11.22	7.10	14,178	.66		.66		6.37
(.82)	11.18	16.35	13,822	.69		.69		7.17
(.88)	10.36	.67	11,223	.67		.67		7.57
(.83)	11.13	16.75	11,687	.68		.68		8.26
(.88)	10.29	14.03	10,274	.80		.79		9.57
(.30)	11.47	4.95	121	1.42	[6]	1.42	[6]	5.43	[6]
(.65)	11.22	6.29	143	1.43		1.43		5.63
(.74)	11.18	15.49	204	1.44		1.44		6.47
(.80)	10.36	(.10)	264	1.44		1.44		6.82
(.74)	11.13	15.86	452	1.46		1.46		7.50
(.81)	10.29	13.18	550	1.56		1.55		8.93
(.30)	11.47	4.93	1,315	1.46	[6]	1.46	[6]	5.38	[6]
(.65)	11.22	6.25	1,330	1.48		1.48		5.56
(.74)	11.18	15.43	1,418	1.48		1.48		6.38
(.79)	10.36	(.15)	1,229	1.48		1.48		6.76
(.74)	11.13	15.80	1,337	1.51		1.51		7.44
(.81)	10.29	13.15	1,213	1.58		1.57		8.74
(.34)	11.47	5.31	1,367	.71	[6]	.71	[6]	6.14	[6]
(.73)	11.22	7.03	1,418	.73		.73		6.32
(.82)	11.18	16.32	1,584	.71		.71		7.14
(.88)	10.36	.62	1,264	.72		.72		7.52
(.82)	11.13	16.69	1,457	.74		.74		8.21
(.88)	10.29	14.02	1,482	.81		.80		9.54
(.35)	11.47	5.45	1,156	.45	[6]	.45	[6]	6.40	[6]
(.76)	11.22	7.32	935	.46		.46		6.58
(.85)	11.18	16.62	903	.46		.46		7.37
(.91)	10.36	.88	568	.46		.46		7.77
(.85)	11.13	16.98	511	.48		.48		8.44
(.90)	10.29	14.32	341	.53		.53		8.99

See page 35 for footnotes.

American High-Income Trust	31

Financial highlights (continued)

			Income from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:	Six months ended 3/31/2014[4,5]	$11.22	$.35	$.24	$.59
	Year ended 9/30/2013	11.18	.71	.06	.77
	Year ended 9/30/2012	10.36	.78	.86	1.64
	Year ended 9/30/2011	11.13	.85	(.74)	.11
	Year ended 9/30/2010	10.29	.88	.78	1.66
	Year ended 9/30/2009	10.01	.82	.33	1.15
Class 529-B:	Six months ended 3/31/2014[4,5]	11.22	.30	.24	.54
	Year ended 9/30/2013	11.18	.62	.06	.68
	Year ended 9/30/2012	10.36	.69	.86	1.55
	Year ended 9/30/2011	11.13	.75	(.74)	.01
	Year ended 9/30/2010	10.29	.79	.78	1.57
	Year ended 9/30/2009	10.01	.75	.33	1.08
Class 529-C:	Six months ended 3/31/2014[4,5]	11.22	.30	.24	.54
	Year ended 9/30/2013	11.18	.62	.06	.68
	Year ended 9/30/2012	10.36	.69	.86	1.55
	Year ended 9/30/2011	11.13	.76	(.74)	.02
	Year ended 9/30/2010	10.29	.79	.78	1.57
	Year ended 9/30/2009	10.01	.75	.33	1.08
Class 529-E:	Six months ended 3/31/2014[4,5]	11.22	.33	.24	.57
	Year ended 9/30/2013	11.18	.68	.06	.74
	Year ended 9/30/2012	10.36	.75	.86	1.61
	Year ended 9/30/2011	11.13	.81	(.74)	.07
	Year ended 9/30/2010	10.29	.85	.78	1.63
	Year ended 9/30/2009	10.01	.80	.33	1.13
Class 529-F-1:	Six months ended 3/31/2014[4,5]	11.22	.36	.24	.60
	Year ended 9/30/2013	11.18	.73	.06	.79
	Year ended 9/30/2012	10.36	.80	.86	1.66
	Year ended 9/30/2011	11.13	.87	(.74)	.13
	Year ended 9/30/2010	10.29	.90	.78	1.68
	Year ended 9/30/2009	10.01	.84	.33	1.17

32	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.34)	$11.47	5.29%	$374	.76%[6]		.76%[6]		6.08%[6]
(.73)	11.22	7.00	357	.76		.76		6.27
(.82)	11.18	16.26	341	.77		.77		7.08
(.88)	10.36	.59	261	.74		.74		7.50
(.82)	11.13	16.66	230	.76		.76		8.18
(.87)	10.29	13.99	172	.84		.83		9.50
(.29)	11.47	4.88	8	1.56	[6]	1.56	[6]	5.29	[6]
(.64)	11.22	6.16	10	1.56		1.56		5.50
(.73)	11.18	15.34	13	1.57		1.57		6.32
(.78)	10.36	(.22)	16	1.55		1.55		6.70
(.73)	11.13	15.74	23	1.56		1.56		7.39
(.80)	10.29	13.08	22	1.65		1.64		8.76
(.29)	11.47	4.89	139	1.54	[6]	1.54	[6]	5.30	[6]
(.64)	11.22	6.17	132	1.55		1.55		5.49
(.73)	11.18	15.35	128	1.56		1.56		6.29
(.79)	10.36	(.21)	101	1.54		1.54		6.70
(.73)	11.13	15.75	91	1.56		1.56		7.39
(.80)	10.29	13.08	68	1.64		1.63		8.71
(.32)	11.47	5.17	21	.99	[6]	.99	[6]	5.86	[6]
(.70)	11.22	6.75	20	.99		.99		6.04
(.79)	11.18	15.97	19	1.02		1.02		6.83
(.84)	10.36	.31	15	1.02		1.02		7.22
(.79)	11.13	16.34	12	1.04		1.04		7.90
(.85)	10.29	13.66	9	1.13		1.12		9.23
(.35)	11.47	5.40	26	.54	[6]	.54	[6]	6.30	[6]
(.75)	11.22	7.22	23	.54		.54		6.48
(.84)	11.18	16.50	20	.56		.56		7.28
(.90)	10.36	.80	14	.53		.53		7.70
(.84)	11.13	16.91	11	.55		.55		8.40
(.89)	10.29	14.23	7	.63		.62		9.72

See page 35 for footnotes.

American High-Income Trust	33

Financial highlights (continued)

			Income from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities(both realized and unrealized)	Total from investment operations
Class R-1:	Six months ended 3/31/2014[4,5]	$11.22	$.31	$.24	$.55
	Year ended 9/30/2013	11.18	.63	.06	.69
	Year ended 9/30/2012	10.36	.70	.86	1.56
	Year ended 9/30/2011	11.13	.76	(.74)	.02
	Year ended 9/30/2010	10.29	.79	.78	1.57
	Year ended 9/30/2009	10.01	.75	.33	1.08
Class R-2:	Six months ended 3/31/2014[4,5]	11.22	.31	.24	.55
	Year ended 9/30/2013	11.18	.63	.06	.69
	Year ended 9/30/2012	10.36	.69	.86	1.55
	Year ended 9/30/2011	11.13	.76	(.74)	.02
	Year ended 9/30/2010	10.29	.80	.78	1.58
	Year ended 9/30/2009	10.01	.76	.33	1.09
Class R-3:	Six months ended 3/31/2014[4,5]	11.22	.33	.24	.57
	Year ended 9/30/2013	11.18	.68	.06	.74
	Year ended 9/30/2012	10.36	.75	.86	1.61
	Year ended 9/30/2011	11.13	.81	(.74)	.07
	Year ended 9/30/2010	10.29	.85	.78	1.63
	Year ended 9/30/2009	10.01	.80	.33	1.13
Class R-4:	Six months ended 3/31/2014[4,5]	11.22	.35	.24	.59
	Year ended 9/30/2013	11.18	.72	.06	.78
	Year ended 9/30/2012	10.36	.78	.86	1.64
	Year ended 9/30/2011	11.13	.85	(.74)	.11
	Year ended 9/30/2010	10.29	.88	.78	1.66
	Year ended 9/30/2009	10.01	.83	.33	1.16
Class R-5:	Six months ended 3/31/2014[4,5]	11.22	.37	.24	.61
	Year ended 9/30/2013	11.18	.75	.06	.81
	Year ended 9/30/2012	10.36	.81	.86	1.67
	Year ended 9/30/2011	11.13	.88	(.74)	.14
	Year ended 9/30/2010	10.29	.91	.78	1.69
	Year ended 9/30/2009	10.01	.85	.33	1.18
Class R-6:	Six months ended 3/31/2014[4,5]	11.22	.37	.24	.61
	Year ended 9/30/2013	11.18	.76	.06	.82
	Year ended 9/30/2012	10.36	.82	.86	1.68
	Year ended 9/30/2011	11.13	.89	(.74)	.15
	Year ended 9/30/2010	10.29	.92	.78	1.70
	Period from 5/1/2009 to 9/30/2009[4,7]	8.47	.33	1.83	2.16

	Six months ended	Year ended September 30
	March 31, 2014[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	32%	61%	38%	51%	47%	43%

34	American High-Income Trust

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.30)	$11.47	4.93%	$25	1.47%[6]		1.47%[6]		5.38%[6]
(.65)	11.22	6.25	24	1.47		1.47		5.56
(.74)	11.18	15.42	25	1.50		1.50		6.36
(.79)	10.36	(.17)	20	1.50		1.50		6.74
(.73)	11.13	15.78	23	1.53		1.53		7.41
(.80)	10.29	13.08	18	1.64		1.63		8.65
(.30)	11.47	4.91	232	1.50	[6]	1.50	[6]	5.35	[6]
(.65)	11.22	6.26	231	1.47		1.47		5.57
(.73)	11.18	15.38	232	1.54		1.54		6.32
(.79)	10.36	(.15)	200	1.53		1.48		6.76
(.74)	11.13	15.80	209	1.58		1.51		7.44
(.81)	10.29	13.17	170	1.79		1.56		8.81
(.32)	11.47	5.16	307	1.01	[6]	1.01	[6]	5.84	[6]
(.70)	11.22	6.74	310	1.01		1.01		6.04
(.79)	11.18	15.96	352	1.03		1.03		6.84
(.84)	10.36	.31	266	1.02		1.02		7.22
(.79)	11.13	16.33	316	1.05		1.05		7.90
(.85)	10.29	13.66	272	1.13		1.12		9.20
(.34)	11.47	5.32	239	.69	[6]	.69	[6]	6.16	[6]
(.74)	11.22	7.06	230	.70		.70		6.34
(.82)	11.18	16.32	232	.72		.72		7.16
(.88)	10.36	.61	208	.72		.72		7.52
(.82)	11.13	16.68	213	.75		.75		8.19
(.88)	10.29	14.02	172	.81		.80		9.56
(.36)	11.47	5.48	207	.39	[6]	.39	[6]	6.46	[6]
(.77)	11.22	7.38	224	.40		.40		6.66
(.85)	11.18	16.67	290	.41		.41		7.44
(.91)	10.36	.91	224	.42		.42		7.82
(.85)	11.13	17.03	232	.44		.44		8.50
(.90)	10.29	14.37	202	.51		.50		9.88
(.36)	11.47	5.50	582	.34	[6]	.34	[6]	6.50	[6]
(.78)	11.22	7.43	472	.35		.35		6.66
(.86)	11.18	16.72	226	.36		.36		7.44
(.92)	10.36	.96	104	.37		.37		7.86
(.86)	11.13	17.09	89	.39		.39		8.56
(.34)	10.29	25.96	49	.18		.18		3.55

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

American High-Income Trust	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2013, through March 31, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	American High-Income Trust

	Beginning account value 10/1/2013	Ending account value 3/31/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,053.39	$3.38	.66%
Class A — assumed 5% return	1,000.00	1,021.64	3.33	.66
Class B — actual return	1,000.00	1,049.53	7.26	1.42
Class B — assumed 5% return	1,000.00	1,017.85	7.14	1.42
Class C — actual return	1,000.00	1,049.29	7.46	1.46
Class C — assumed 5% return	1,000.00	1,017.65	7.34	1.46
Class F-1 — actual return	1,000.00	1,053.13	3.63	.71
Class F-1 — assumed 5% return	1,000.00	1,021.39	3.58	.71
Class F-2 — actual return	1,000.00	1,054.47	2.30	.45
Class F-2 — assumed 5% return	1,000.00	1,022.69	2.27	.45
Class 529-A — actual return	1,000.00	1,052.88	3.89	.76
Class 529-A — assumed 5% return	1,000.00	1,021.14	3.83	.76
Class 529-B — actual return	1,000.00	1,048.83	7.97	1.56
Class 529-B — assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class 529-C — actual return	1,000.00	1,048.90	7.87	1.54
Class 529-C — assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class 529-E — actual return	1,000.00	1,051.70	5.06	.99
Class 529-E — assumed 5% return	1,000.00	1,020.00	4.99	.99
Class 529-F-1 — actual return	1,000.00	1,053.98	2.77	.54
Class 529-F-1 — assumed 5% return	1,000.00	1,022.24	2.72	.54
Class R-1 — actual return	1,000.00	1,049.29	7.51	1.47
Class R-1 — assumed 5% return	1,000.00	1,017.60	7.39	1.47
Class R-2 — actual return	1,000.00	1,049.10	7.66	1.50
Class R-2 — assumed 5% return	1,000.00	1,017.45	7.54	1.50
Class R-3 — actual return	1,000.00	1,051.59	5.17	1.01
Class R-3 — assumed 5% return	1,000.00	1,019.90	5.09	1.01
Class R-4 — actual return	1,000.00	1,053.21	3.53	.69
Class R-4 — assumed 5% return	1,000.00	1,021.49	3.48	.69
Class R-5 — actual return	1,000.00	1,054.76	2.00	.39
Class R-5 — assumed 5% return	1,000.00	1,022.99	1.97	.39
Class R-6 — actual return	1,000.00	1,054.99	1.74	.34
Class R-6 — assumed 5% return	1,000.00	1,023.24	1.72	.34

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American High-Income Trust	37

Approval of Investment Advisory and Service Agreement

The American High-Income Trust’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2015. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $21 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing a high level of current income and, secondarily, capital appreciation. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes, over various periods through September 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper High Yield Funds Index and the Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They noted that the investment results of the fund were above those of the Lipper average for the nine-month, one-year and lifetime periods (while below the Lipper average for the three-year, five-year and 10-year periods), and below the Barclays index for all periods considered. The board and committee also discussed certain actions being considered to improve the fund’s relative results. The board and the committee concluded that the fund’s recent

38	American High-Income Trust

and long-term investment results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds in the Lipper High Yield Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American High-Income Trust	39

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40	American High-Income Trust

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American High-Income Trust	41

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42	American High-Income Trust

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American High-Income Trust	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP 695
Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American High-Income Trust

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2014, portfolio of American High-Income Trust’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit. No. MFGESRX-021-0514P Litho in USA RCG/ALD/8076-S37069

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income Trust® Investment portfolio March 31, 2014 unaudited

Bonds, notes & other debt instruments 87.86%
Corporate bonds & notes 84.40%	Principal amount	Value
Telecommunication services 15.28%	(000)	(000)

Sprint Nextel Corp. 6.00% 2016	$ 500	$ 549
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	13,650	18,137
Sprint Nextel Corp. 8.375% 2017	30,575	36,117
Sprint Nextel Corp. 9.125% 2017	16,935	20,110
Sprint Nextel Corp. 9.00% 2018[1]	31,150	38,159
Sprint Capital Corp. 6.90% 2019	14,450	15,931
Sprint Nextel Corp. 7.00% 2020	163,785	179,345
Sprint Corp. 7.25% 2021[1]	107,425	117,496
Sprint Nextel Corp. 11.50% 2021	56,405	75,301
Sprint Nextel Corp. 6.00% 2022	8,000	8,190
Sprint Corp. 7.875% 2023[1]	83,375	91,921
Sprint Capital Corp. 8.75% 2032	1,800	1,989
T-Mobile US, Inc. 6.542% 2020	83,850	90,558
MetroPCS Wireless, Inc. 6.25% 2021	137,025	145,418
T-Mobile US, Inc. 6.731% 2022	36,600	39,345
MetroPCS Wireless, Inc. 6.625% 2023	150,000	159,750
NII Capital Corp. 10.00% 2016	169,700	70,001
NII Capital Corp. 7.875% 2019[1]	124,780	85,474
NII Capital Corp. 8.875% 2019	112,001	50,680
NII Capital Corp. 11.375% 2019[1]	191,970	136,299
NII Capital Corp. 7.625% 2021	215,896	61,530
Wind Acquisition SA 11.75% 2017[1]	140,330	148,048
Wind Acquisition SA 11.75% 2017	€51,090	74,241
Wind Acquisition SA 7.25% 2018[1]	$54,580	57,718
Wind Acquisition SA 7.25% 2018[1]	45,380	48,103
Wind Acquisition SA 7.375% 2018	€21,915	32,003
Digicel Group Ltd. 10.50% 2018[1]	$ 10,450	11,129
Digicel Group Ltd. 8.25% 2020[1]	104,275	111,835
Digicel Group Ltd. 6.00% 2021[1]	97,092	99,519
Digicel Group Ltd. 7.125% 2022[1]	71,025	72,002
Frontier Communications Corp. 8.125% 2018	26,251	30,779
Frontier Communications Corp. 8.50% 2020	70,867	82,737
Frontier Communications Corp. 9.25% 2021	51,625	61,434
Frontier Communications Corp. 8.75% 2022	16,925	19,400
Frontier Communications Corp. 7.125% 2023	44,650	46,771
Frontier Communications Corp. 7.625% 2024	49,598	52,078
Intelsat Luxembourg Holding Co. 6.75% 2018[1]	7,600	8,075
Intelsat Jackson Holding Co. 7.25% 2020	31,325	34,105
Intelsat Jackson Holding Co. 6.625% 2022[1]	183,835	192,108
Intelsat Jackson Holding Co. 6.625% 2022	21,650	22,624
LightSquared, Term Loan B, 12.00% 2014[2,3,4,5]	144,713	172,932
LightSquared, Term Loan, 15.00% 2014[3,4,5,6]	6,866	6,867
Cricket Communications, Inc. 7.75% 2020	106,036	121,385
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

Trilogy International Partners, LLC 10.25% 2016[1]	$103,240	$ 106,595
Altice Finco SA 6.50% 2022[1]	32,700	34,580
Altice Finco SA 8.125% 2024[1]	10,375	11,231
Millicom International Cellular SA 4.75% 2020[1]	5,000	4,913
Millicom International Cellular SA 6.625% 2021[1]	27,210	28,911
Level 3 Communications, Inc. 8.125% 2019	4,900	5,402
Level 3 Communications, Inc. 11.875% 2019	15,525	17,621
Telecom Italia Capital SA 6.999% 2018	15,600	17,765
Syniverse Holdings, Inc. 9.125% 2019	4,600	5,026
		3,180,237
Consumer discretionary 14.02%

Caesars Entertainment Operating Co. 11.25% 2017	44,295	42,745
Caesars Entertainment,Term Loan B, 7.00% 2020[4,5,7]	14,963	15,174
Caesars Entertainment Operating Co. 8.00% 2020[1]	33,325	35,241
Caesars Entertainment Operating Co. 9.00% 2020	94,270	85,079
Caesars Entertainment Operating Co. 9.00% 2020	25,830	23,312
EchoStar DBS Corp. 7.125% 2016	3,500	3,832
DISH DBS Corp. 4.625% 2017	73,650	78,621
DISH DBS Corp. 4.25% 2018	63,400	66,332
DISH DBS Corp. 7.875% 2019	3,550	4,207
DISH DBS Corp. 5.125% 2020	35,550	37,150
Neiman Marcus, Term Loan B, 4.25% 2020[4,5,7]	67,481	67,824
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	47,875	52,842
Neiman Marcus Group LTD Inc. 8.75% 2021[1,3,7]	53,080	58,919
Boyd Gaming Corp. 9.125% 2018	82,070	89,374
Boyd Gaming Corp. 9.00% 2020	75,655	84,072
Warner Music Group 13.75% 2019	17,725	21,403
Warner Music Group 6.00% 2021[1]	32,990	34,557
Warner Music Group 5.625% 2022[1]	7,500	7,631
Warner Music Group 6.75% 2022[1]	72,425	73,240
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	112,100	117,705
MGM Resorts International 6.625% 2015	5,575	5,937
MGM Resorts International 7.50% 2016	9,000	10,069
MGM Resorts International 8.625% 2019	27,205	32,714
MGM Resorts International 5.25% 2020	17,150	17,707
MGM Resorts International 6.75% 2020	9,000	10,001
MGM Resorts International 7.75% 2022	18,950	22,077
Needle Merger Sub Corp. 8.125% 2019[1]	83,905	87,471
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	24,250	26,069
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021[1]	10,500	10,579
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	19,300	21,133
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	24,575	26,172
Marina District Finance Co. (Borgata), Term Loan B, 6.75% 2018[4,5,7]	49,875	50,727
Marina District Finance Co., Inc. 9.875% 2018	21,000	22,654
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[4,5,7]	10,522	10,594
Playa Resorts Holding BV 8.00% 2020[1]	56,677	61,495
Cumulus Media Holdings Inc. 7.75% 2019	17,315	18,527
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,5,7]	46,015	46,436
Hilton Worldwide, Term Loan B, 3.75% 2020[4,5,7]	28,237	28,322
Hilton Hotels Corp. 5.625% 2021[1]	33,865	35,452
Wynn Macau, Ltd. 5.25% 2021[1]	60,925	62,144
Univision Communications Inc. 6.875% 2019[1]	4,230	4,558
Univision Communications Inc., Term Loan C3, 4.00% 2020[4,5,7]	32,465	32,683
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Univision Communications Inc., Term Loan D, 4.00% 2020[4,5,7]	$ 5,985	$ 5,991
Univision Communications Inc., First Lien, 7.875% 2020[1]	700	777
Univision Communications Inc. 8.50% 2021[1]	10,795	12,009
Univision Communications Inc. 6.75% 2022[1]	2,713	3,015
Univision Communications Inc. 5.125% 2023[1]	915	940
Fiat SpA, Second Lien, 8.25% 2021[1]	51,600	58,631
PETCO Animal Supplies, Inc. 9.25% 2018[1]	53,750	57,916
Michaels Stores, Inc. 7.50% 2018[1,3,7]	16,700	17,284
Michaels Stores, Inc. 7.75% 2018	24,950	26,790
Michaels Stores, Inc. 5.875% 2020[1]	12,500	12,672
Six Flags Entertainment Corp. 5.25% 2021[1]	55,739	56,296
Virgin Media Finance PLC 8.375% 2019[1]	33,175	35,663
UPC Germany GmbH 9.625% 2019	€10,800	16,418
Citycenter, Term Loan B, 5.00% 2020[4,5,7]	$51,097	51,581
Burger King Corp 0%/11.00% 2019[1,8]	54,225	49,887
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	45,900	49,802
Schaeffler Holding Finance BV 6.875% 2018[3,7]	€19,000	27,923
Schaeffler Holding Finance BV 6.875% 2018[1,3,7]	$17,775	18,997
Toys “R” Us-Delaware, Inc. 7.375% 2016[1]	32,805	30,591
Toys “R” Us Property Co. II, LLC 8.50% 2017	6,500	6,654
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[4,5,7]	3,341	2,805
Toys “R” Us, Inc. 7.375% 2018	5,525	4,448
Revel Entertainment, Term Loan B, 10.00% 2015[3,4,5,6,7,9]	14,415	14,415
Revel Entertainment, Term Loan B, 14.50% 2018[3,4,5,6,7,9]	82,239	25,494
Gannett Co., Inc. 5.125% 2019[1]	16,955	17,782
Gannett Co., Inc. 6.375% 2023[1]	20,455	21,759
Mohegan Tribal Gaming Authority 11.00% 2018[1,3,7]	38,375	38,687
Cengage Learning Acquisitions, Inc., Term Loan B, 7.00% 2020[4,5,7]	36,910	37,402
Laureate Education, Inc. 9.25% 2019[1]	34,800	37,236
DineEquity, Inc. 9.50% 2018	29,275	32,056
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	21,625	23,787
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,703
McClatchy Co. 9.00% 2022	26,750	31,264
CEC Entertainment, Inc. 8.00% 2022[1]	28,325	29,458
Pinnacle Entertainment, Inc. 6.375% 2021[1]	23,600	24,662
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[4,5,7]	24,250	24,292
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	23,885	24,243
Seneca Gaming Corp. 8.25% 2018[1]	22,450	24,134
VTR Finance BV 6.875% 2024[1]	23,000	23,978
Academy Sports 9.25% 2019[1]	21,050	23,076
Cinemark USA, Inc. 5.125% 2022	12,475	12,537
Cinemark USA, Inc. 4.875% 2023	10,750	10,387
NCL Corp. Ltd. 5.00% 2018	17,350	18,087
Jaguar Land Rover PLC 8.125% 2021[1]	15,725	17,926
Stackpole Intl. 7.75% 2021[1]	15,805	17,010
Ford Motor Credit Co. 8.70% 2014	1,000	1,041
Ford Motor Credit Co. 5.625% 2015	1,000	1,066
Ford Motor Credit Co. 7.00% 2015	3,000	3,192
Ford Motor Credit Co. 8.00% 2016	7,000	8,204
Ford Motor Credit Co. 6.625% 2017	2,600	3,006
Limited Brands, Inc. 6.625% 2021	14,226	16,058
Carmike Cinemas, Inc. 7.375% 2019	14,000	15,347
Modular Space Corp., Second Lien, 10.25% 2019[1]	14,100	14,699
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[4,5,7]	14,325	14,379
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Dynacast International LLC 9.25% 2019	$12,200	$ 13,633
J.C. Penney Co., Inc. 5.75% 2018	15,481	13,159
CBS Outdoor Americas Inc. 5.25% 2022[1]	6,000	6,165
CBS Outdoor Americas Inc. 5.625% 2024[1]	6,000	6,165
Guitar Center, Inc. 9.625% 2020[1]	10,600	10,547
K. Hovnanian Enterprises, Inc. 7.00% 2019[1]	10,000	10,281
Weather Company, Term Loan, 7.00% 2020[4,5,7]	10,000	9,750
General Motors Financial Co. 3.25% 2018	5,960	6,034
General Motors Financial Co. 6.75% 2018	1,040	1,191
General Motors Financial Co. 4.25% 2023	1,500	1,485
Seminole Tribe of Florida 7.804% 2020[1,4]	6,915	7,745
Automotores Gildemeister SA 8.25% 2021[1]	4,795	3,596
Automotores Gildemeister SA 8.25% 2021	415	311
Automotores Gildemeister SA 6.75% 2023	3,000	2,040
Automotores Gildemeister SA 6.75% 2023[1]	1,875	1,275
Burlington Coat Factory Warehouse Corp. 10.00% 2019	5,250	5,887
Grupo Televisa, SAB 7.25% 2043	MXN68,660	4,264
MDC Partners Inc. 6.75% 2020[1]	$ 4,000	4,230
Royal Caribbean Cruises Ltd. 11.875% 2015	3,300	3,754
Lee Enterprises, Term Loan B, 7.25% 2019[4,5,7]	3,000	3,030
		2,918,780
Health care 12.61%

Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[4,5,7]	19,651	19,734
Kinetic Concepts, Inc. 10.50% 2018	169,500	195,773
Kinetic Concepts, Inc. 12.50% 2019	111,702	130,971
inVentiv Health Inc. 9.00% 2018[1]	172,065	183,249
inVentiv Health Inc. 11.00% 2018[1]	116,915	108,439
inVentiv Health Inc. 11.00% 2018[1]	55,390	51,513
Forest Laboratories, Inc. 4.375% 2019[1]	74,980	79,010
Forest Laboratories, Inc. 4.875% 2021[1]	14,125	14,955
Forest Laboratories, Inc. 5.00% 2021[1]	165,608	175,544
VPI Escrow Corp. 6.75% 2018[1]	50,100	55,361
VPI Escrow Corp. 6.375% 2020[1]	75,463	81,877
VPI Escrow Corp. 5.625% 2021[1]	9,205	9,688
VPI Escrow Corp. 7.50% 2021[1]	48,370	54,658
DJO Finance LLC 9.75% 2017	37,538	39,978
DJO Finance LLC 7.75% 2018	29,321	31,007
DJO Finance LLC 8.75% 2018	25,875	28,268
DJO Finance LLC 9.875% 2018	68,130	74,602
HCA Inc., Term Loan B5, 2.903% 2017[4,5,7]	6,980	6,986
HCA Inc. 3.75% 2019	60,695	61,074
HCA Inc. 6.50% 2020	36,840	41,353
HCA Inc. 7.875% 2020	5,050	5,388
HCA Inc. 5.00% 2024	52,800	53,031
Tenet Healthcare Corp., First Lien, 6.25% 2018	3,000	3,321
Tenet Healthcare Corp., First Lien, 4.75% 2020	4,440	4,495
Tenet Healthcare Corp., First Lien, 6.00% 2020[1]	55,285	59,259
Tenet Healthcare Corp., First Lien, 4.50% 2021	19,820	19,448
Tenet Healthcare Corp. 8.125% 2022	38,465	43,081
Multiplan Inc. 9.875% 2018[1]	28,950	31,556
Multiplan Inc., Term Loan B, 4.00% 2021[4,5,7]	87,015	87,083
Select Medical Holdings Corp. 6.375% 2021	92,610	94,462
VWR Funding, Inc. 7.25% 2017	86,904	93,856
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Rotech Healthcare Inc., Term Loan A, 5.50% 2018[4,5,6,7,9]	$ 25,771	$ 25,770
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[4,5,6,7,9]	20,825	20,825
Rotech Healthcare Inc., Term Loan, 13.00% 2020[3,4,5,6,7,9]	46,371	46,371
INC Research LLC, Term Loan B, 4.25% 2018[4,5,7]	16,370	16,414
INC Research LLC 11.50% 2019[1]	58,127	65,538
CRC Health Corp, Term Loan, 5.25% 2021[4,5,7]	28,000	28,210
CRC Health Corp, Term Loan B, 9.00% 2021[4,5,7]	45,150	45,348
ConvaTec Finance International SA 8.25% 2019[1,3]	60,940	62,921
PRA Holdings, Inc. 9.50% 2023[1]	48,520	53,675
Centene Corp. 5.75% 2017	43,035	47,016
Symbion Inc. 8.00% 2016	42,375	44,706
Kindred Healthcare Inc., Term Loan B, 4.00% 2021[4,5,7]	42,250	42,461
Patheon Inc., Term Loan B, 4.25% 2021[4,5,7]	24,515	24,428
Patheon Inc. 7.50% 2022[1]	9,510	9,831
IMS Health Inc. 7.375% 2018[1,3]	32,180	32,824
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	30,325	31,159
Community Health Systems, Inc., Term Loan D1, 4.25% 2021[4,5,7]	24,683	24,922
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[4,5,7]	19,165	19,437
Grifols Worldwide Operations Ltd. 5.25% 2022[1]	18,325	18,783
Medpace Holdings, Term Loan B, 5.00% 2021[4,5,7]	11,900	11,840
Accellent Inc. 8.375% 2017	7,500	7,764
Catamaran Corp. 4.75% 2021	5,500	5,589
		2,624,852
Industrials 11.09%

Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	40,485	41,092
Navios Logistics Finance (US) Inc., 9.25% 2019	3,225	3,467
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	69,895	73,215
Navios Maritime Holdings Inc. 7.375% 2022[1]	54,020	55,371
R.R. Donnelley & Sons Co. 7.25% 2018	25,900	30,238
R.R. Donnelley & Sons Co. 7.875% 2021	29,700	34,155
R.R. Donnelley & Sons Co. 7.00% 2022	31,425	34,725
R.R. Donnelley & Sons Co. 6.50% 2023	49,150	52,160
R.R. Donnelley & Sons Co. 6.00% 2024	20,000	20,200
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	152,692	161,472
Nortek Inc. 10.00% 2018	47,735	52,628
Nortek Inc. 8.50% 2021	75,092	84,291
CEVA Group PLC 4.00% 2018[1]	42,250	40,032
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,7]	58,475	58,365
CEVA Group PLC 7.00% 2021[1]	9,475	9,688
CEVA Group PLC 9.00% 2021[1]	19,100	19,625
US Investigations Services, Inc., Term Loan B, 5.00% 2015[4,5,7]	11,769	11,556
US Investigations Services, Inc., Term Loan D, 7.75% 2015[4,5,7]	47,980	47,455
US Investigations Services, Inc. 10.50% 2015[1]	48,330	44,766
US Investigations Services, Inc. 11.75% 2016[1]	20,350	15,263
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[4,5,7]	27,675	27,744
Ply Gem Industries, Inc. 6.50% 2022[1]	67,925	68,859
Jeld-Wen Escrow Corp. 12.25% 2017[1]	83,760	93,392
TransDigm Inc. 7.75% 2018	48,525	52,286
TransDigm Inc. 5.50% 2020	35,350	36,145
Euramax International, Inc. 9.50% 2016	86,715	88,016
TRAC Intermodal 11.00% 2019	74,030	84,764
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,074
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	31,770	32,167
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	$ 8,525	$ 8,941
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	36,775	37,051
Brunswick Rail Finance Ltd. 6.50% 2017	36,130	36,672
Brunswick Rail Finance Ltd. 6.50% 2017[1]	29,055	29,491
HD Supply, Inc. 7.50% 2020	5,000	5,481
HD Supply, Inc. 11.50% 2020	48,915	58,331
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[4,5,7]	41,439	42,130
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[4,5,7]	18,028	18,329
United Rentals, Inc. 7.375% 2020	11,625	12,889
United Rentals, Inc. 7.625% 2022	31,725	35,730
United Rentals, Inc. 6.125% 2023	7,675	8,174
BE Aerospace, Inc. 5.25% 2022	48,275	49,904
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	45,828	49,609
Gardner Denver, Inc. Term Loan B, 4.25% 2020[4,5,7]	42,799	42,833
Gardner Denver, Inc. 6.875% 2021[1]	6,000	6,210
Esterline Technologies Corp. 7.00% 2020	42,860	46,610
Far East Capital Limited SA 8.00% 2018[1]	15,555	12,911
Far East Capital Limited SA 8.75% 2020[1]	30,725	25,195
Far East Capital Limited S.A., 8.75% 2020	9,600	7,872
Iron Mountain Inc. 6.00% 2023	950	1,014
Iron Mountain Inc. 5.75% 2024	44,175	43,236
ADT Corp. 4.125% 2019	43,925	43,644
ARAMARK Corp., Term Loan E, 3.25% 2019[4,5,7]	26,000	25,829
ARAMARK Corp. 5.75% 2020	5,000	5,306
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[2,4,6]	1,135	—
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[4]	2,370	2,517
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	2,795	2,983
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[4]	526	541
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	2,035	2,204
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	641	689
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	2,495	2,778
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,4]	3,046	3,308
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	5,546	6,101
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	2,759	3,150
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	269	311
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	3,634	3,870
Watco Companies 6.375% 2023[1]	26,240	26,765
Builders Firstsource 7.625% 2021[1]	24,139	26,191
HDTFS Inc. 4.25% 2018	11,400	11,799
HDTFS Inc. 5.875% 2020	7,800	8,356
HDTFS Inc. 6.25% 2022	4,600	4,945
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 2017[1,4]	7,650	8,264
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[4,5,7]	7,343	6,829
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	7,999	9,379
BakerCorp International, Inc. 8.25% 2019	23,400	24,395
Avianca Holdings SA, 8.375% 2020[1]	22,075	23,289
Eletson Holdings Inc. 9.625% 2022[1]	19,450	20,617
Safway Group Holding 7.00% 2018[1]	17,000	18,190
Florida East Coast Railway Corp. 8.125% 2017	14,645	15,322
Milacron LLC 7.75% 2021[1]	10,275	11,148
Red de Carreteras de Occidente 9.00% 2028[4]	MXN151,560	10,268
RZD Capital Ltd. 8.30% 2019	RUB289,500	7,698
ADS Waste Escrow 8.25% 2020	$6,050	6,610
GOL Linhas Aéreas Inteligentes SA 10.75% 2023[1]	5,450	5,314
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

ENA Norte Trust 4.95% 2028[1,4]	$ 4,074	$ 4,122
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.009% 2014[4,5,7]	3,547	1,932
Odebrecht Finance Ltd 5.125% 2022[1]	630	630
		2,308,118
Materials 7.78%

First Quantum Minerals Ltd. 6.75% 2020[1]	138,162	140,580
First Quantum Minerals Ltd. 7.00% 2021[1]	143,912	147,150
Reynolds Group Inc. 7.125% 2019	5,700	6,056
Reynolds Group Inc. 7.875% 2019	5,805	6,422
Reynolds Group Inc. 9.875% 2019	53,765	60,351
Reynolds Group Inc. 5.75% 2020	150,495	158,396
FMG Resources 6.00% 2017[1]	97,317	102,730
FMG Resources 6.875% 2018[1]	36,260	38,300
FMG Resources 8.25% 2019[1]	18,375	20,281
FMG Resources 6.875% 2022[1]	5,000	5,406
ArcelorMittal 5.00% 2017[7]	14,250	15,194
ArcelorMittal 10.35% 2019[7]	2,000	2,542
ArcelorMittal 6.00% 2021[7]	38,292	41,020
ArcelorMittal 6.75% 2022[7]	15,625	17,227
ArcelorMittal 7.25% 2041[7]	69,295	69,815
JMC Steel Group Inc. 8.25% 2018[1]	138,715	142,356
Ryerson Inc. 9.00% 2017	42,230	45,714
Ryerson Inc. 11.25% 2018	71,275	80,184
CEMEX SAB de CV 9.50% 2018	3,500	4,078
CEMEX España, SA 9.25% 2020[1]	7,635	8,418
CEMEX Finance LLC 7.25% 2021[1]	28,500	31,207
CEMEX Finance LLC 9.375% 2022[1]	47,820	56,368
Walter Energy, Inc. 9.50% 2019[1]	39,835	40,681
Walter Energy, Inc. 9.875% 2020	15,100	10,004
Walter Energy, Inc. 11.00% 2020[1,3,7]	7,500	6,787
Walter Energy, Inc. 8.50% 2021	12,800	8,128
LSB Industries, Inc. 7.75% 2019[1]	52,400	56,461
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.00% 2020[4,5,7]	12,148	12,181
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	€2,630	3,886
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	$33,035	36,091
PQ Corp. 8.75% 2018[1]	27,365	29,965
Smurfit Capital Funding PLC 7.50% 2025	25,515	28,959
OMNOVA Solutions Inc. 7.875% 2018	25,795	27,665
Taminco Global Chemical Corp. 9.75% 2020[1]	22,955	25,997
Ball Corp. 6.75% 2020	2,555	2,782
Ball Corp. 5.75% 2021	16,830	18,050
Ball Corp. 5.00% 2022	3,615	3,723
Georgia Gulf Corp. 4.625% 2021[1]	6,000	5,955
Georgia Gulf Corp. 4.875% 2023[1]	17,160	16,903
Packaging Dynamics Corp. 8.75% 2016[1]	19,960	20,521
Cliffs Natural Resources Inc. 3.95% 2018	15,625	15,723
Sibur Securities Ltd. 3.914% 2018[1]	14,590	13,350
Mirabela Nickle Ltd., Term Loan, 3.50% 2014[3,4,5,6]	4,647	4,647
Mirabela Nickel Ltd. 8.75% 2018[1,2]	22,650	5,776
Graphic Packaging International, Inc. 4.75% 2021	9,845	9,907
Glencore Xstrata LLC 4.125% 2023[1]	9,855	9,431
Caraustar, Term Loan, 7.50% 2019[4,5,7]	5,102	5,196
		1,618,564
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Energy 7.58%	(000)	(000)

NGPL PipeCo LLC, Term Loan B, 6.75% 2017[4,5,7]	$ 11,462	$ 11,237
NGPL PipeCo LLC 7.119% 2017[1]	60,725	59,966
NGPL PipeCo LLC 9.625% 2019[1]	107,990	115,819
Arch Coal, Inc., Term Loan B1, 6.25% 2018[4,5,7]	32,535	32,138
Arch Coal, Inc. 7.00% 2019	73,866	57,431
Arch Coal, Inc. 8.00% 2019[1]	10,000	10,025
Arch Coal, Inc. 9.875% 2019	13,486	11,800
Arch Coal, Inc. 7.25% 2021	71,966	54,694
Samson Investment Co., Term Loan B, 5.00% 2018[4,5,7]	2,800	2,829
Samson Investment Co. 10.50% 2020[1]	134,965	147,787
Peabody Energy Corp. 6.00% 2018	97,415	102,651
Peabody Energy Corp. 6.25% 2021	35,925	36,194
Alpha Natural Resources, Inc. 9.75% 2018	52,205	50,508
Alpha Natural Resources, Inc. 6.00% 2019	35,025	27,057
Alpha Natural Resources, Inc. 6.25% 2021	53,410	40,458
PDC Energy Inc. 7.75% 2022	91,575	100,733
CONSOL Energy Inc. 8.00% 2017	19,920	20,816
CONSOL Energy Inc. 8.25% 2020	61,600	67,221
QGOG Constellation SA 6.25% 2019[1]	85,595	85,702
Sabine Pass Liquefaction, LLC 5.625% 2021	81,125	84,066
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,4]	5,688	5,930
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2022[1,4]	9,435	9,860
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,4]	57,382	59,677
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	32,650	35,180
Regency Energy Partners LP and Regency Energy Finance Corp. 5.875% 2022	10,875	11,310
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	16,100	16,301
Laredo Petroleum, Inc. 9.50% 2019	33,850	37,531
Laredo Petroleum, Inc. 7.375% 2022	7,675	8,558
Denbury Resources Inc. 8.25% 2020	6,088	6,651
Denbury Resources Inc. 4.625% 2023	41,550	38,849
Pacific Rubiales Energy Corp. 5.375% 2019[1]	41,750	43,420
Teekay Corp. 8.50% 2020	31,430	35,909
Petróleos Mexicanos 6.375% 2045[1]	19,850	21,463
Bonanza Creek Energy, Inc. 6.75% 2021	18,650	20,002
Kinder Morgan Energy Partners, LP 5.00% 2021[1]	19,150	19,275
Rosetta Resources Inc. 5.625% 2021	17,625	18,110
Oasis Petroleum Inc. 6.875% 2022[1]	15,175	16,503
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,4]	13,794	14,319
Petrobras International Finance Co. 5.75% 2020	4,030	4,228
Petrobras Global Finance Co. 4.375% 2023	1,330	1,220
Petrobras Global Finance Co. 6.25% 2024	5,620	5,805
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[7]	10,295	10,691
Access Midstream Partners, L.P. 5.875% 2021	9,300	9,951
Cosan Luxembourg, SA 5.00% 2023[1]	5,000	4,713
Ecopetrol SA 5.875% 2023	3,050	3,340
		1,577,928
Information technology 6.69%

First Data Corp. 7.375% 2019[1]	5,000	5,387
First Data Holdings, Inc. 14.50% 2019[1,3]	87,650	82,729
First Data Corp. 6.75% 2020[1]	15,575	16,821
First Data Corp. 8.25% 2021[1]	22,441	24,461
First Data Corp. 11.75% 2021	198,950	209,892
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Information technology (continued)	(000)	(000)

First Data Corp. 12.625% 2021	$118,046	$ 141,065
First Data Corp. 8.75% 2022[1,3,7]	16,963	18,617
SRA International, Inc., Term Loan B, 6.50% 2018[4,5,7]	128,273	128,914
SRA International, Inc. 11.00% 2019	75,612	79,960
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[4,5,7]	37,000	37,156
Freescale Semiconductor, Inc. 10.75% 2020	17,830	20,772
Freescale Semiconductor, Inc. 5.00% 2021[1]	66,110	67,763
Freescale Semiconductor, Inc. 6.00% 2022[1]	67,700	72,016
Alcatel-Lucent USA Inc. 4.625% 2017[1]	52,800	54,516
Alcatel-Lucent USA Inc. 6.75% 2020[1]	21,550	22,897
Alcatel-Lucent USA Inc. 8.875% 2020[1]	47,015	53,597
Dell, Inc. Term Loan B, 4.50% 2020[4,5,7]	90,523	90,025
SunGard Data Systems Inc. 7.375% 2018	10,449	11,089
SunGard Data Systems Inc. 7.625% 2020	69,250	76,261
NXP BV and NXP Funding LLC 3.50% 2016[1]	12,170	12,505
NXP BV and NXP Funding LLC 3.75% 2018[1]	27,000	27,270
Lawson Software, Inc. 9.375% 2019	30,800	34,842
Hughes Satellite Systems Corp. 6.50% 2019	6,650	7,332
Hughes Satellite Systems Corp. 7.625% 2021	16,850	19,083
Global A&T Electronics Ltd. 10.00% 2019[1]	24,090	19,874
Serena Software, Inc. 10.375% 2016	19,694	19,842
Advanced Micro Devices, Inc. 6.75% 2019[1]	15,000	15,094
Ceridian Corp. 11.25% 2015	11,000	11,110
Jabil Circuit, Inc. 8.25% 2018	5,900	7,080
Compucom Systems Inc., 7.00% 2021[1]	4,825	4,873
		1,392,843
Financials 5.63%

Realogy Corp. 3.375% 2016[1]	32,050	32,371
Realogy Corp., Letter of Credit, 4.50% 2016[4,5,7]	8,135	8,140
Realogy Corp. 7.875% 2019[1]	139,365	151,037
Realogy Corp., Term Loan B, 4.50% 2020[4,5,7]	976	983
Realogy Corp. 7.625% 2020[1]	3,000	3,353
Realogy Corp. 9.00% 2020[1]	28,785	33,031
CIT Group Inc. 4.25% 2017	31,500	33,075
CIT Group Inc. 5.00% 2017	67,470	72,446
CIT Group Inc. 5.25% 2018	4,275	4,612
CIT Group Inc. 3.875% 2019	31,575	31,965
CIT Group Inc., Series C, 5.50% 2019[1]	16,675	18,030
iStar Financial Inc. 3.875% 2016	4,275	4,425
iStar Financial Inc., Term Loan B, 4.50% 2017[4,5,7]	43,424	43,661
iStar Financial Inc., Series B, 9.00% 2017	55,740	65,773
iStar Financial Inc. 4.875% 2018	37,664	38,794
Crescent Resources 10.25% 2017[1]	102,170	115,197
Icahn Enterprises Finance Corp. 3.50% 2017[1]	52,800	53,460
Icahn Enterprises Finance Corp. 4.875% 2019[1]	17,150	17,493
Icahn Enterprises Finance Corp. 6.00% 2020[1]	9,650	10,277
Liberty Mutual Group Inc., Series B, 7.00% 2067[1,7]	11,185	11,744
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,7]	39,908	44,497
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1,7]	14,950	17,716
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,7]	17,645	23,203
MetLife Inc., junior subordinated 10.75% 2069[7]	7,000	10,640
Springleaf Finance Corp., Series J, 6.90% 2017	40,000	44,100
LBG Capital No.1 PLC, Series 2, 7.875% 2020[1]	39,490	43,376
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

International Lease Finance Corp. 4.875% 2015	$38,065	$ 39,588
Catlin Insurance Ltd., junior subordinated 7.249% (undated)[1,7]	30,275	31,486
JPMorgan Chase & Co., Series-U, junior subordinated, perpetual, 6.125% (undated)[7]	9,795	9,682
JPMorgan Chase & Co., Series-S, junior subordinated, perpetual, 6.75% (undated)[7]	17,500	18,506
AXA SA, junior subordinated 6.463% (undated)[1,7]	16,244	17,158
American Tower Corp. 7.00% 2017	10,825	12,587
American Tower Corp. 7.25% 2019	3,700	4,406
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,2,7]	15,376	16,760
Genworth Financial, Inc., junior subordinated 6.15% 2066[7]	17,500	16,231
Ryman Hospitality Properties, Inc. 5.00% 2021	13,600	13,770
Bank of Ireland 10.0% 2022	€7,000	12,054
General Motors Acceptance Corp. 7.50% 2020	$ 8,000	9,540
FelCor Lodging Trust Inc. 5.625% 2023	8,467	8,594
Hospitality Properties Trust 6.30% 2016	700	753
Hospitality Properties Trust 5.625% 2017	3,880	4,252
Hospitality Properties Trust 6.70% 2018	2,945	3,297
QBE Capital Funding III LP 7.25% 2041[1,7]	7,650	8,197
TitleMax Finance Corp. 8.50% 2018[1]	6,550	7,205
HSBK (Europe) BV 7.25% 2021[1]	3,125	3,282
Zions Bancorporation 6.00% 2015	303	319
		1,171,066
Consumer staples 2.11%

Post Holdings, Inc. 6.75% 2021[1]	36,625	38,868
Post Holdings, Inc. 7.375% 2022	25,000	27,000
Smithfield Foods, Inc. 7.75% 2017	11,500	13,398
Smithfield Foods, Inc. 5.25% 2018[1]	6,575	6,846
Smithfield Foods, Inc. 5.875% 2021[1]	5,925	6,162
Smithfield Foods, Inc. 6.625% 2022	20,130	21,841
C&S Group Enterprises LLC 8.375% 2017[1]	38,551	40,382
JBS SA 7.75% 2020[1]	37,825	40,095
Constellation Brands, Inc. 8.375% 2014	1,650	1,732
Constellation Brands, Inc. 7.25% 2017	6,500	7,573
Constellation Brands, Inc. 3.75% 2021	9,650	9,457
Constellation Brands, Inc. 6.00% 2022	6,975	7,760
Constellation Brands, Inc. 4.25% 2023	10,350	10,143
BFF International Ltd. 7.25% 2020[1]	18,950	21,603
Brasil Foods SA 5.875% 2022[1]	8,250	8,559
Del Monte Corp. 7.625% 2019	28,821	30,064
Stater Bros. Holdings Inc. 7.75% 2015	26,230	26,361
Rite Aid Corp. 10.25% 2019	9,645	10,658
Rite Aid Corp. 8.00% 2020	14,000	15,610
Marfrig Holdings (Europe) BV 9.875% 2017[1]	6,075	6,371
Marfrig Holdings (Europe) BV 8.375% 2018	1,750	1,755
Marfrig Overseas Ltd. 9.50% 2020[1]	12,255	12,424
Marfrig Overseas Ltd. 9.50% 2020	4,900	4,967
Ingles Markets, Inc. 5.75% 2023	23,000	23,115
TreeHouse Foods, Inc. 7.75% 2018	5,600	5,826
TreeHouse Foods, Inc. 4.875% 2022	15,000	15,131
Cott Beverages Inc. 8.125% 2018	13,325	14,208
Pilgrim’s Pride Corp. 7.875% 2018	10,000	10,800
		438,709
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Utilities 1.61%	(000)	(000)

TXU, Term Loan, 3.737% 2014[4,5,7]	$ 5,802	$ 4,166
TXU, Term Loan, 4.737% 2017[4,5,7]	94,878	68,668
AES Corp. 7.75% 2015	5,575	6,091
AES Corp. 8.00% 2017	4,238	5,027
AES Corp. 8.00% 2020	16,300	19,316
AES Corp. 7.375% 2021	5,775	6,612
AES Corp. 4.875% 2023	4,000	3,840
AES Corp. 5.50% 2024	24,810	24,686
Midwest Generation, LLC, Series B, 8.56% 2016[2,4]	21,150	23,688
Edison Mission Energy 7.00% 2017[2]	3,095	2,832
Edison Mission Energy 7.20% 2019[2]	19,200	17,568
Edison Mission Energy 7.50% 2023[2]	8,000	7,300
Edison Mission Energy 7.625% 2027[2]	10,005	9,180
NRG Energy, Inc. 8.25% 2020	6,000	6,615
NRG Energy, Inc. 6.25% 2022[1]	25,500	26,329
NRG Energy, Inc. 6.625% 2023	9,000	9,382
Eskom Holdings SOC Ltd. 6.75% 2023[1]	36,250	38,636
CMS Energy Corp. 8.75% 2019	21,125	27,155
Enel Società per Azioni 8.75% 2073[1,7]	15,000	16,888
Emgesa SA ESP 8.75% 2021	COP10,600,000	5,738
FirstEnergy Corp., Series A, 2.75% 2018	$5,500	5,490
		335,207
Total corporate bonds & notes		17,566,304
Bonds & notes of governments outside the U.S. 2.68%

Greek Government 2.00%/3.00% 2023[8]	€ 8,780	9,541
Greek Government 2.00%/3.00% 2024[8]	8,780	9,285
Greek Government 2.00%/3.00% 2025[8]	8,780	9,125
Greek Government 2.00%/3.00% 2026[8]	8,780	8,955
Greek Government 2.00%/3.00% 2027[8]	8,780	8,807
Greek Government 2.00%/3.00% 2028[8]	8,780	8,646
Greek Government 2.00%/3.00% 2029[8]	8,780	8,531
Greek Government 2.00%/3.00% 2030[8]	8,780	8,430
Greek Government 2.00%/3.00% 2031[8]	8,780	8,336
Greek Government 2.00%/3.00% 2032[8]	8,780	8,258
Greek Government 2.00%/3.00% 2033[8]	8,780	8,173
Greek Government 2.00%/3.00% 2034[8]	8,780	8,110
Greek Government 2.00%/3.00% 2035[8]	8,780	8,067
Greek Government 2.00%/3.00% 2036[8]	12,280	11,257
Greek Government 2.00%/3.00% 2037[8]	16,030	14,666
Greek Government 2.00%/3.00% 2038[8]	13,230	12,084
Greek Government 2.00%/3.00% 2039[8]	9,530	8,676
Greek Government 2.00%/3.00% 2040[8]	14,080	12,812
Greek Government 2.00%/3.00% 2041[8]	15,780	14,328
Greek Government 2.00%/3.00% 2042[8]	10,530	9,591
Portuguese Government 3.85% 2021	1,650	2,336
Portuguese Government 4.95% 2023	9,130	13,596
Portuguese Government 5.65% 2024	15,000	23,345
Portuguese Government 4.10% 2037	35,550	45,612
Slovenia (Republic of) 4.75% 2018[1]	$ 2,210	2,370
Slovenia (Republic of) 5.50% 2022	20,435	21,866
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Slovenia (Republic of) 5.50% 2022[1]	$16,100	$ 17,227
Slovenia (Republic of) 5.85% 2023[1]	32,600	35,697
Indonesia (Republic of) 6.875% 2018[1]	9,425	10,756
Indonesia (Republic of) 3.75% 2022	15,925	15,109
Indonesia (Republic of) 5.875% 2024[1]	16,050	17,274
Republic of Belarus 8.75% 2015	2,805	2,854
Republic of Belarus 8.95% 2018	35,395	36,457
Hungarian Government 4.125% 2018	10,020	10,212
Hungarian Government 6.25% 2020	5,800	6,358
Hungarian Government 6.375% 2021	10,900	11,976
Hungarian Government 7.625% 2041	4,500	5,209
Croatian Government 6.75% 2019[1]	4,510	4,989
Croatian Government 6.375% 2021[1]	2,810	3,042
Croatian Government 5.50% 2023[1]	10,200	10,358
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR165,125	15,168
Russian Federation 7.50% 2018	RUB543,000	15,090
Morocco Government 4.25% 2022[1]	$13,000	12,635
Chilean Government 6.00% 2020	CLP2,385,000	4,610
Chilean Government 6.00% 2021	3,130,000	6,061
Argentina (Republic of) 7.00% 2017	$8,000	7,168
Polish Government, Series 1021, 5.75% 2021	PLN3,305	1,212
Polish Government, Series 0922, 5.75% 2022	7,695	2,830
		557,095
U.S. Treasury bonds & notes 0.73%

U.S. Treasury 0.25% 2015	$21,900	21,924
U.S. Treasury 4.00% 2015	42,300	43,735
U.S. Treasury 3.25% 2016[10]	20,000	21,198
U.S. Treasury 6.25% 2023	50,000	65,297
		152,154
Municipals 0.05%

State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[1]	12,385	11,426
Total bonds, notes & other debt instruments (cost: $17,580,525,000)		18,286,979
Convertible securities 1.67%
	Shares or
Industrials 0.51%	principal amount

CEVA Group PLC, Series A-2, 2.226% convertible preferred[6,11]	21,062	26,854
CEVA Group PLC, Series A-1, 3.226% convertible preferred[6]	47,121	80,106
		106,960
Financials 0.39%

Weyerhaeuser Co., Series A, 6.375% convertible preferred	1,000,000	54,600
Bank of Ireland 10.00% convertible notes 2016	€17,805,000	27,004
		81,604
Information technology 0.39%

Linear Technology Corp., Series A, 3.00% convertible notes 2027	$46,000,000	55,056
Liberty Media Corp. 3.50% convertible notes 2031[4]	$48,500,000	25,858
		80,914
Convertible securities
	Shares or	Value
Energy 0.34%	principal amount	(000)

American Energy — Utica, LLC 3.50% convertible notes 2021[1,3,7]	$43,726,000	$ 45,060
Chesapeake Energy Corporation 5.75% convertible preferred[1]	22,200	24,933
		69,993
Telecommunication services 0.04%

Clearwire Corp. 8.25% convertible notes 2040[1]	$7,722,000	8,987
Total convertible securities (cost: $281,238,000)		348,458
Preferred securities 0.80%

Financials 0.80%	Shares

Ally Financial Inc., Series G, 7.00%[1]	24,250	24,073
Ally Financial Inc., Series 2, 8.125% preferred	650,000	17,714
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,558,884	37,308
Citigroup Inc., Series K, depositary shares	1,247,925	32,574
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,065,347	26,527
First Republic Bank, Series A, noncumulative convertible preferred	400,000	10,169
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	365,000	10,049
HSBC Holdings PLC, Series 2, 8.00%	300,000	8,101
Total preferred securities (cost: $153,091,000)		166,515
Common stocks 1.85%

Industrials 0.67%

CEVA Group PLC[1,6,12]	59,168	75,439
Delta Air Lines, Inc.	1,799,769	62,362
United Continental Holdings, Inc.[12]	22,981	1,026
Atrium Corp.[1,6,12]	10,987	11
		138,838
Consumer discretionary 0.66%

Cooper-Standard Holdings Inc.[9,12]	1,671,343	118,080
Ford Motor Co.	810,210	12,639
American Media, Inc.[1,6,9,12]	1,122,345	6,049
Revel AC, Inc. (CVR)[6,9,11,12]	43,088,200	539
Revel AC, Inc.[6,9,11,12]	908,183	—
Adelphia Recovery Trust, Series ACC-1[6,12]	10,643,283	64
Adelphia Recovery Trust, Series Arahova[12]	1,773,964	36
Five Star Travel Corp.[1,6,12]	83,780	26
		137,433
Financials 0.33%

American Tower Corp.	538,967	44,125
Citigroup Inc.	405,574	19,305
CIT Group Inc.	124,904	6,123
		69,553
Materials 0.10%

NewPage Holdings Inc.[6,11]	226,200	20,841
Health care 0.09%

Rotech Healthcare Inc.[6,9,12]	1,916,276	17,726
Common stocks
		Value
Energy 0.00%	Shares	(000)

General Maritime Corp.[1,6,12]	12,599	$ 438
Petroplus Holdings AG6,12	3,360,000	—
		438

Total common stocks (cost: $356,384,000)		384,829
Warrants 0.01%

Consumer discretionary 0.01%

Cooper-Standard Holdings Inc., warrants, expire 2017[9,12]	48,411	2,130
Liberman Broadcasting, Inc., warrants, expire 2022[6,11,12]	10	—
		2,130
Energy 0.00%

General Maritime Corp., warrants, expire 2017[1,6,12]	19,483	101
Total warrants (cost: $5,447,000)		2,231

	Principal amount
Short-term securities 7.76%	(000)

Federal Home Loan Bank 0.05%–0.115% due 4/11–7/16/2014	$233,825	233,807
Fannie Mae 0.075%–0.11% due 6/2–10/27/2014	209,550	209,491
U.S. Treasury Bills 0.057%–0.108% due 4/17–4/24/2014	173,500	173,495
Abbott Laboratories 0.06%–0.10% due 4/21–5/28/2014[1]	165,000	164,991
Freddie Mac 0.10%–0.15% due 5/5–10/20/2014	157,400	157,339
Coca-Cola Co. 0.10%–0.12% due 5/13–7/7/2014[1]	103,200	103,186
National Rural Utilities Cooperative Finance Corp. 0.09%–0.10% due 4/9–4/30/2014	96,400	96,396
Procter & Gamble Co. 0.12% due 5/12–5/14/2014[1]	74,900	74,895
Federal Farm Credit Banks 0.10%–0.12% due 7/11–10/31/2014	70,000	69,976
Pfizer Inc 0.10% due 6/17/2014[1]	59,800	59,794
PepsiCo Inc. 0.08% due 5/20/2014[1]	45,900	45,895
Merck & Co. Inc. 0.08% due 5/29/2014[1]	45,300	45,297
Chevron Corp. 0.07% due 4/16/2014[1]	44,800	44,797
General Electric Co. 0.05% due 4/1/2014	43,000	43,000
Emerson Electric Co. 0.10% due 4/25–6/16/2014[1]	42,200	42,196
John Deere Financial Ltd. 0.09% due 4/8/2014[1]	20,000	20,000
John Deere Capital Corp. 0.07% due 4/3/2014[1]	16,000	16,000
Google Inc. 0.08% due 4/16/2014[1]	15,500	15,499
Total short-term securities (cost: $1,615,970,000)		1,616,054
Total investment securities (cost: $19,992,655,000)		20,805,066
Other assets less liabilities		9,702
Net assets		$20,814,768

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,649,835,000, which represented 41.56% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,773,470,000, which represented 8.52% of the net assets of the fund.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $372,583,000, which represented 1.79% of the net assets of the fund.
[7]	Coupon rate may change periodically.
[8]	Step bond; coupon rate will increase at a later date.
[9]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,354,000, which represented ..04% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

CEVA Group PLC, Series A-2, 2.226% convertible preferred	5/2/2013	$ 20,349	$ 26,854	.13%
NewPage Holdings Inc.	7/11/2011–1/9/2012	43,602	20,841.10
Revel AC, Inc. (CVR)	2/15/2011–3/15/2013	7,796	539.00
Revel AC, Inc.	2/14/2011–1/10/2012	45,288	—	.00
Liberman Broadcasting, Inc., warrants, expire 2022	12/31/2012	—	—	.00
Total restricted securities		$117,035	$48,234.23%

[12]	Security did not produce income during the last 12 months.

Key to abbreviations and symbol

CVR = Contingent Value Rights

CLP = Chilean pesos

COP = Colombian pesos

€ = Euros

MXN = Mexican pesos

PLN = Polish zloty

RUB = Russian rubles

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-021-0514O-S37666

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 30, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: May 30, 2014